Schedule of net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 137,997	¥ 136,584
Operating Loss Carry Forwards Within One Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,736
Operating Loss Carry Forwards Within Two Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,172
Operating Loss Carry Forwards Within Three Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,994
Operating Loss Carry Forwards Within Four Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	73,727
Operating Loss Carry Forwards Within Five Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	421,019
Operating Loss Carry Forwards Within Six Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	207,664
Operating Loss Carry Forwards Within Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,027
Operating Loss Carry Forwards Within Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	98,722
Operating Loss Carry Forwards Within Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	129,473
Operating Loss Carry Forwards Within Ten Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	143,999
Operating Loss Carry Forwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 1,120,533